INVENTORIES	12 Months Ended
Dec. 31, 2022
Disclosure Of Inventories [Abstract]
Disclosure of inventories [text block]
NOTE 4. INVENTORIES

	12-31-2022	12-31-2021
Components of inventory	ThU.S.$	ThU.S.$
Raw materials	199,174	79,288
Production supplies	209,396	158,382
Work in progress	70,625	51,461
Finished goods	769,558	698,613
Spare parts	221,258	189,154
Total inventories	1,470,011	1,176,898

Inventories recognized as cost of sales as of December 31, 2022 were ThU.S.$ 4,185,527 (ThU.S.$ 3,599,930 and ThU.S.$ 3,381,471
as of December 31, 2021
 and 2020, respectively
).

In order to have inventories recorded at net realizable value as of December 31, 2022, a net decrease of inventories was recognized associated with a higher obsolescence provision of ThU.S.$ 11,880 (ThU.S.$ 33,890 and ThU.S.$ 21,580
as of December 31, 2021
 and 2020, respectively
). As of December 31, 2022, the amount of obsolescence provision is ThU.S.$ 77,370 (ThU.S.$ 65,490 as of December 31, 2021).

As of December 31, 2022, there were inventory write-offs of ThU.S.$ 4,865 (ThU.S.$ 993 and ThU.S.$ 300

as of December 31, 2021
 and 2020, respectively
) which are presented in the consolidated statements of profit or loss within Cost of sales.

The inventory obsolescence provision is calculated based on the sales conditions of products and age of inventory (inventory turnover).

As of the date of these consolidated financial statements, no inventories were pledged as security.